Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Additional Information (Detail) - EUR (€) € in Millions			1 Months Ended										3 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 19, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased as a part of publicly announced plans or programs	4,018,815	219,914	7,044,389	6,434,276	5,572,764	4,737,380	3,254,197	2,630,294	2,062,007	1,438,640	1,040,123	533,051
Value of stock acquired													€ (1,146.2)	€ (1,146.2)	€ (500.0)	€ (400.0)
Treasury Stock, Shares, Retired														0
Treasury shares, cancellation process started during the year														5,806,366
2018-2019 Share Buy Back Program [Member]
Equity, Class of Treasury Stock [Line Items]
Maximum amount of shares intended to be repurchased													€ 2,500.0	€ 2,500.0
2016-2017 Share Buy Back Program [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Retired														3,468,737
Employee Share Plans [Member] | 2018-2019 Share Buy Back Program [Member]
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased as a part of publicly announced plans or programs														2,400,000
Other than Employee Share Plans [Member] | 2018-2019 Share Buy Back Program [Member]
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased as a part of publicly announced plans or programs														4,644,389